CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		69 Months Ended	78 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Revenues:
Consulting fees	$ 22,000		$ 113,900	$ 3,849	$ 3,849	$ 71,196	$ 143,615	$ 257,515
Total revenues	188,421	137,195	492,132	482,312	204,326	669,343	6,316,390	6,808,522
Operating expenses:
Project development, including stock based compensation of $0, $0, and $4,468,490, respectively	129,070	158,105	420,343	428,611	595,302	1,096,653	18,931,157	19,351,500
General and administrative, including stock based compensation of $161,851, $52,487,and $6,311,670, respectively	308,614	612,078	987,023	1,347,006	1,752,774	1,996,645	309,000	17,771,072
Related party license fee							1,000,000	1,000,000
Total operating expenses	437,684	770,183	1,407,366	1,775,617	2,348,076	3,093,298	36,715,206	38,122,572
Operating loss	(249,263)	(632,988)	(915,234)	(1,293,305)	(2,143,750)	(2,423,955)	(30,398,816)	(31,314,050)
Other income and (expense):
Gain from change in fair value of warrant liability	7,216	35,195	1,771	798,951	855,251	1,509,778	2,932,490	2,934,261
Gain from change in fair value of derivative liability	31,013		55,629					55,629
Other income						1,122	256,295	256,295
Financing related charge	0	0	0	0			(211,660)	(211,660)
Amortization of debt discount	(92,404)		(182,657)			(9,851)	(686,833)	(869,490)
Interest expense							(56,097)	(56,097)
Related party interest expense	(1,322)	(34,218)	(2,412)	(97,638)	(104,402)		(169,368)	(171,780)
Loss on extinguishment of debt							(2,818,370)	(2,818,370)
Gain on settlement of accrued rent					7,920		7,920	7,920
Loss on the retirement of warrants							146,718	146,718
Total other income and (expense)	(55,497)	977	(127,669)	701,313	758,769	1,501,049	(892,341)	(1,020,010)
Loss before provision for income taxes	(304,760)	(632,011)	(1,042,903)	(591,992)	(1,384,981)	(922,906)	(31,291,157)	(32,334,060)
Provision for income taxes	(7,354)		(8,179)				(83,147)	(91,326)
Net loss	(312,114)	(632,011)	(1,051,082)	(591,992)	(1,384,981)	(922,906)	(31,374,304)	(32,425,386)
Net loss attributable to noncontrolling interest	(233)	0	2,775	0	9,969		(9,969)	(12,744)
Net loss attributable to controlling interest	(311,881)	(632,011)	(1,048,307)	(591,992)	(1,375,012)	(922,906)	(31,364,335)	(32,412,642)
Basic and diluted loss per common share attributable to controlling interest	$ (0.01)	$ (0.02)	$ (0.03)	$ (0.02)	$ (0.05)	$ (0.03)
Weighted average common shares outstanding, basic and diluted	32,863,893	30,205,294	32,636,527	29,728,327	30,101,167	28,379,920
Billed Revenues
Revenues:
Department of Energy grant revenues	166,421	36,382	378,232	364,370	31,704	569,879	5,975,734	6,353,966
Unbilled Revenues
Revenues:
Department of Energy grant revenues	$ 0	$ 100,813	$ 0	$ 114,093	$ 28,268	$ 168,773	$ 197,041	$ 197,041